Loans - Schedule of Short-Term Loans (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2026
Short-Term Debt [Line Items]
Principal Amount		$ 1,307,937	$ 1,321,411
Bank of Communications [Member]
Short-Term Debt [Line Items]
Principal Amount	[1]		$ 440,470
Annual Interest Rate	[1]		2.30%
Contract term	[1]		09/24/2025 - 09/24/2026
Bank of China [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 838,153	$ 587,294
Annual Interest Rate	[2]	2.15%	2.24%
Contract term	[2]	06/30/2025 - 06/30/2026	05/14/2026 - 05/14/2027
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]	$ 78,227
Annual Interest Rate	[3]	3.82%
Contract term	[3]	11/13/2024 - 11/13/2025
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]	$ 120,834
Annual Interest Rate	[3]	3.82%
Contract term	[3]	11/13/2024 - 11/13/2025
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]	$ 270,723
Annual Interest Rate	[3]	3.82%
Contract term	[3]	11/13/2024 - 11/13/2025
Bank of China [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]		$ 293,647
Annual Interest Rate	[2]		2.24%
Contract term	[2]		04/28/2026 - 04/28/2027

[1]	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one-year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.
[2]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.
[3]	These loans with China Construction Bank carry a fixed interest rate and are unsecured.